Annual Report
September 30, 2022
SPDR® S&P 500® ETF Trust
A Unit Investment Trust
“Standard & Poor’s®”, “S&P®”, “S&P 500®”, “Standard & Poor’s 500®”, “500®”, “Standard & Poor’s Depositary Receipts®”, “SPDR®” and “SPDRs®” are trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use by S&P Dow Jones Indices LLC (“S&P”) and sublicensed for use by State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is permitted to use these trademarks pursuant to a sublicense from State Street Global Advisors Funds Distributors, LLC. SPDR® S&P 500® ETF Trust is not sponsored, endorsed, sold or promoted by S&P, its affiliates or its third party licensors.

SPDR S&P 500® ETF Trust
Trust Overview

INVESTMENT OBJECTIVE
SPDR S&P 500® ETF Trust (the “Trust”) seeks to provide investment results that, before expenses, correspond generally to the price and yield performance of the S&P 500® Index (the “Index”).
INVESTMENT STRATEGY
The Trust seeks to achieve this investment objective by holding a portfolio of the common stocks that are included in the Index (the “Portfolio”), with the weight of each stock in the Portfolio substantially corresponding to the weight of such stock in the Index.
PERFORMANCE OVERVIEW
The Trust ended its fiscal year on September 30, 2022, with a 12-month total return of (15.53)% based on net asset value (“NAV”), as compared to the Index return of (15.47)%.
The Trust’s performance reflects the operating expenses of the Trust, including brokerage expenses, marketing expenses, license fees, expenses relating to legal and audit services and Trustee fees. The Trust’s performance also reflects the impact of an expense waiver, and without this waiver, such performance would be lower. Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

SPDR S&P 500® ETF Trust
Annual Report
September 30, 2022

SPDR S&P 500® ETF Trust
Schedule of Investments
September 30, 2022

Common Stocks	Shares	Value
3M Co.	6,052,278	$ 668,776,719
A.O. Smith Corp.	1,446,379	70,265,092
Abbott Laboratories	19,207,162	1,858,484,995
AbbVie, Inc.	19,392,277	2,602,637,496
ABIOMED, Inc. (a)	493,046	121,121,680
Accenture PLC Class A	6,925,566	1,781,948,132
Activision Blizzard, Inc.	7,808,020	580,448,207
Adobe, Inc. (a)	5,132,786	1,412,542,707
Advance Auto Parts, Inc.	679,694	106,263,360
Advanced Micro Devices, Inc. (a)	17,716,986	1,122,548,233
AES Corp.	7,240,620	163,638,012
Aflac, Inc.	6,307,081	354,457,952
Agilent Technologies, Inc.	3,288,024	399,659,317
Air Products & Chemicals, Inc.	2,424,728	564,306,947
Akamai Technologies, Inc. (a)	1,768,914	142,079,172
Alaska Air Group, Inc. (a)	1,359,124	53,209,705
Albemarle Corp.	1,270,687	336,020,470
Alexandria Real Estate Equities, Inc. REIT	1,623,903	227,654,962
Align Technology, Inc. (a)	798,157	165,306,296
Allegion PLC	974,463	87,389,842
Alliant Energy Corp.	2,718,857	144,072,232
Allstate Corp.	2,964,479	369,166,570
Alphabet, Inc. Class A (a)	65,766,452	6,290,561,134
Alphabet, Inc. Class C (a)	58,808,065	5,654,395,450
Altria Group, Inc.	19,751,524	797,566,539
Amazon.com, Inc. (a)	97,210,680	10,984,806,840
Amcor PLC	16,494,791	176,989,107
Ameren Corp.	2,798,832	225,445,918
American Airlines Group, Inc. (a)	7,026,367	84,597,459
American Electric Power Co., Inc.	5,615,546	485,463,952
American Express Co.	6,578,726	887,535,925
American International Group, Inc.	8,340,303	395,997,586
American Tower Corp. REIT	5,106,529	1,096,371,776
Common Stocks	Shares	Value
American Water Works Co., Inc.	1,972,623	$ 256,756,610
Ameriprise Financial, Inc.	1,186,303	298,889,041
AmerisourceBergen Corp.	1,704,794	230,709,772
AMETEK, Inc.	2,511,888	284,873,218
Amgen, Inc.	5,867,070	1,322,437,578
Amphenol Corp. Class A	6,499,547	435,209,667
Analog Devices, Inc.	5,727,914	798,127,537
ANSYS, Inc. (a)	946,647	209,871,640
Aon PLC Class A	2,321,727	621,921,011
APA Corp.	3,580,740	122,425,501
Apple, Inc.	165,652,242	22,893,139,844
Applied Materials, Inc.	9,541,627	781,745,500
Aptiv PLC (a)	2,939,608	229,906,742
Archer-Daniels-Midland Co.	6,151,913	494,921,401
Arista Networks, Inc. (a)	2,703,142	305,157,700
Arthur J Gallagher & Co.	2,307,135	395,027,655
Assurant, Inc.	583,786	84,806,592
AT&T, Inc.	78,268,747	1,200,642,579
Atmos Energy Corp.	1,520,317	154,844,286
Autodesk, Inc. (a)	2,390,470	446,539,796
Automatic Data Processing, Inc.	4,556,263	1,030,581,128
AutoZone, Inc. (a)	213,998	458,368,736
AvalonBay Communities, Inc. REIT	1,517,096	279,433,912
Avery Dennison Corp.	900,471	146,506,632
Baker Hughes Co.	11,096,887	232,590,752
Ball Corp.	3,447,136	166,565,612
Bank of America Corp.	76,672,817	2,315,519,073
Bank of New York Mellon Corp.	8,066,495	310,721,387
Bath & Body Works, Inc.	2,604,658	84,911,851
Baxter International, Inc.	5,505,744	296,539,372
Becton Dickinson & Co.	3,127,972	697,006,001
Berkshire Hathaway, Inc. Class B (a)	19,780,616	5,281,820,084
Best Buy Co., Inc.	2,213,301	140,190,485
Biogen, Inc. (a)	1,597,643	426,570,681
Bio-Rad Laboratories, Inc. Class A (a)	233,583	97,436,813

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stocks	Shares	Value
Bio-Techne Corp.	422,659	$ 120,035,156
BlackRock, Inc.	1,653,475	909,874,223
Boeing Co. (a)	6,122,173	741,272,707
Booking Holdings, Inc. (a)	435,730	715,995,893
BorgWarner, Inc.	2,614,818	82,105,285
Boston Properties, Inc. REIT	1,543,652	115,727,590
Boston Scientific Corp. (a)	15,631,756	605,417,910
Bristol-Myers Squibb Co.	23,419,372	1,664,883,155
Broadcom, Inc.	4,428,814	1,966,437,704
Broadridge Financial Solutions, Inc.	1,261,418	182,047,846
Brown & Brown, Inc.	2,539,688	153,600,330
Brown-Forman Corp. Class B	1,984,792	132,127,603
C.H. Robinson Worldwide, Inc.	1,358,526	130,839,639
Cadence Design Systems, Inc. (a)	3,006,061	491,280,549
Caesars Entertainment, Inc. (a)	2,331,324	75,208,512
Camden Property Trust REIT	1,164,650	139,117,443
Campbell Soup Co.	2,220,500	104,629,960
Capital One Financial Corp.	4,209,940	388,030,170
Cardinal Health, Inc.	3,048,487	203,273,113
CarMax, Inc. (a)	1,769,635	116,831,303
Carnival Corp. (a)	10,667,611	74,993,305
Carrier Global Corp.	9,326,598	331,653,825
Catalent, Inc. (a)	1,952,968	141,316,764
Caterpillar, Inc.	5,790,054	950,032,060
Cboe Global Markets, Inc.	1,158,562	135,980,422
CBRE Group, Inc. Class A (a)	3,572,249	241,162,530
CDW Corp.	1,476,504	230,452,744
Celanese Corp.	1,093,224	98,761,856
Centene Corp. (a)	6,269,126	487,800,694
CenterPoint Energy, Inc.	6,846,857	192,944,430
Common Stocks	Shares	Value
Ceridian HCM Holding, Inc. (a)	1,678,857	$ 93,814,529
CF Industries Holdings, Inc.	2,185,401	210,344,846
Charles River Laboratories International, Inc. (a)	545,851	107,423,477
Charles Schwab Corp.	16,747,373	1,203,633,698
Charter Communications, Inc. Class A (a)	1,215,946	368,857,219
Chevron Corp.	19,751,644	2,837,718,693
Chipotle Mexican Grill, Inc. (a)	304,344	457,355,989
Chubb, Ltd.	4,580,866	833,167,908
Church & Dwight Co., Inc.	2,656,248	189,762,357
Cigna Corp.	3,346,562	928,570,558
Cincinnati Financial Corp.	1,745,878	156,378,292
Cintas Corp.	943,340	366,195,155
Cisco Systems, Inc.	45,418,610	1,816,744,400
Citigroup, Inc.	21,231,706	884,725,189
Citizens Financial Group, Inc.	5,394,511	185,355,398
Citrix Systems, Inc. (a)	1,329,577	138,276,008
Clorox Co.	1,334,446	171,329,522
CME Group, Inc.	3,919,612	694,280,874
CMS Energy Corp.	3,157,618	183,899,672
Coca-Cola Co.	42,657,337	2,389,664,019
Cognizant Technology Solutions Corp. Class A	5,709,676	327,963,789
Colgate-Palmolive Co.	9,164,091	643,777,393
Comcast Corp. Class A	48,300,645	1,416,657,918
Comerica, Inc.	1,444,429	102,698,902
Conagra Brands, Inc.	5,218,851	170,291,108
ConocoPhillips	13,962,647	1,428,937,294
Consolidated Edison, Inc.	3,850,633	330,230,286
Constellation Brands, Inc. Class A	1,747,270	401,312,974
Constellation Energy Corp.	3,541,952	294,654,987
Cooper Cos., Inc.	534,925	141,166,708

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stocks	Shares	Value
Copart, Inc. (a)	2,322,600	$ 247,124,640
Corning, Inc.	8,311,862	241,210,235
Corteva, Inc.	7,920,882	452,678,406
CoStar Group, Inc. (a)	4,342,875	302,481,244
Costco Wholesale Corp.	4,858,554	2,294,549,298
Coterra Energy, Inc.	8,821,718	230,423,274
Crown Castle, Inc. REIT	4,734,938	684,435,288
CSX Corp.	23,484,784	625,634,646
Cummins, Inc.	1,560,234	317,523,221
CVS Health Corp.	14,398,824	1,373,215,845
D.R. Horton, Inc.	3,467,283	233,521,510
Danaher Corp.	7,180,658	1,854,692,155
Darden Restaurants, Inc.	1,344,558	169,844,567
DaVita, Inc. (a)	610,863	50,561,131
Deere & Co.	3,058,016	1,021,040,962
Delta Air Lines, Inc. (a)	6,953,023	195,101,825
DENTSPLY SIRONA, Inc.	2,373,865	67,299,073
Devon Energy Corp.	7,181,733	431,837,605
DexCom, Inc. (a)	4,291,857	345,666,163
Diamondback Energy, Inc.	1,949,405	234,825,326
Digital Realty Trust, Inc. REIT	3,152,103	312,625,576
Discover Financial Services	2,996,110	272,406,321
DISH Network Corp. Class A (a)	2,708,308	37,455,900
Dollar General Corp.	2,501,305	599,963,017
Dollar Tree, Inc. (a)	2,315,029	315,075,447
Dominion Energy, Inc.	9,131,087	631,049,423
Domino's Pizza, Inc.	400,662	124,285,352
Dover Corp.	1,563,788	182,306,405
Dow, Inc.	7,876,944	346,034,150
DTE Energy Co.	2,105,682	242,258,714
Duke Energy Corp.	8,417,967	783,039,290
Duke Realty Corp. REIT	4,100,298	197,634,364
DuPont de Nemours, Inc.	5,493,873	276,891,199
DXC Technology Co. (a)	2,520,675	61,706,124
Eastman Chemical Co.	1,346,781	95,688,790
Eaton Corp. PLC	4,368,459	582,577,692
eBay, Inc.	6,118,624	225,226,549
Ecolab, Inc.	2,703,974	390,507,925
Common Stocks	Shares	Value
Edison International	4,125,950	$ 233,446,251
Edwards Lifesciences Corp. (a)	6,808,469	562,583,793
Electronic Arts, Inc.	2,897,295	335,246,004
Elevance Health, Inc.	2,641,027	1,199,660,104
Eli Lilly & Co.	8,650,028	2,796,986,554
Emerson Electric Co.	6,494,395	475,519,602
Enphase Energy, Inc. (a)	1,485,585	412,205,270
Entergy Corp.	2,223,931	223,794,177
EOG Resources, Inc.	6,427,540	718,149,044
EPAM Systems, Inc. (a)	629,179	227,882,342
EQT Corp.	4,002,600	163,105,950
Equifax, Inc.	1,323,773	226,934,405
Equinix, Inc. REIT	995,213	566,116,963
Equity Residential REIT	3,701,616	248,822,628
Essex Property Trust, Inc. REIT	706,610	171,162,140
Estee Lauder Cos., Inc. Class A	2,534,476	547,193,368
Etsy, Inc. (a)	1,379,782	138,157,572
Everest Re Group, Ltd.	432,951	113,623,660
Evergy, Inc.	2,486,054	147,671,608
Eversource Energy	3,799,596	296,216,504
Exelon Corp.	10,877,535	407,472,461
Expedia Group, Inc. (a)	1,638,381	153,499,916
Expeditors International of Washington, Inc.	1,793,919	158,420,987
Extra Space Storage, Inc. REIT	1,454,042	251,127,594
Exxon Mobil Corp.	45,710,397	3,990,974,762
F5, Inc. (a)	652,643	94,457,021
FactSet Research Systems, Inc.	412,001	164,845,720
Fastenal Co.	6,245,082	287,523,575
Federal Realty Investment Trust REIT	762,082	68,678,830
FedEx Corp.	2,607,491	387,134,189
Fidelity National Information Services, Inc.	6,677,284	504,602,352
Fifth Third Bancorp	7,439,753	237,774,506
First Republic Bank	2,003,855	261,603,270
FirstEnergy Corp.	5,953,756	220,288,972

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stocks	Shares	Value
Fiserv, Inc. (a)	7,014,867	$ 656,381,105
FleetCor Technologies, Inc. (a)	822,430	144,887,493
FMC Corp.	1,381,578	146,032,795
Ford Motor Co.	43,316,431	485,144,027
Fortinet, Inc. (a)	7,178,209	352,665,408
Fortive Corp.	3,893,186	226,972,744
Fortune Brands Home & Security, Inc.	1,418,142	76,140,044
Fox Corp. Class A	3,485,690	106,940,969
Fox Corp. Class B	1,609,823	45,879,956
Franklin Resources, Inc.	2,988,182	64,305,677
Freeport-McMoRan, Inc.	15,684,280	428,651,372
Garmin, Ltd.	1,692,003	135,884,761
Gartner, Inc. (a)	867,592	240,054,030
Generac Holdings, Inc. (a)	685,754	122,160,218
General Dynamics Corp.	2,466,313	523,277,629
General Electric Co.	11,987,800	742,164,698
General Mills, Inc.	6,584,760	504,458,464
General Motors Co.	15,941,947	511,577,079
Genuine Parts Co.	1,556,020	232,344,906
Gilead Sciences, Inc.	13,746,854	848,043,423
Global Payments, Inc.	3,039,771	328,447,257
Globe Life, Inc.	1,016,662	101,361,201
Goldman Sachs Group, Inc.	3,754,578	1,100,279,083
Halliburton Co.	9,801,417	241,310,887
Hartford Financial Services Group, Inc.	3,544,415	219,541,065
Hasbro, Inc.	1,398,068	94,257,745
HCA Healthcare, Inc.	2,361,236	433,971,564
Healthpeak Properties, Inc. REIT	5,855,532	134,208,793
Henry Schein, Inc. (a)	1,517,311	99,793,544
Hershey Co.	1,610,823	355,138,147
Hess Corp.	3,029,332	330,166,895
Hewlett Packard Enterprise Co.	14,192,217	170,022,760
Hilton Worldwide Holdings, Inc.	3,027,413	365,166,556
Hologic, Inc. (a)	2,749,023	177,366,964
Home Depot, Inc.	11,272,204	3,110,451,972
Common Stocks	Shares	Value
Honeywell International, Inc.	7,388,795	$ 1,233,707,101
Hormel Foods Corp.	3,174,448	144,246,917
Host Hotels & Resorts, Inc. REIT	7,721,522	122,617,769
Howmet Aerospace, Inc.	4,133,323	127,843,680
HP, Inc.	9,981,527	248,739,653
Humana, Inc.	1,382,969	671,002,729
Huntington Bancshares, Inc.	15,741,107	207,467,790
Huntington Ingalls Industries, Inc.	436,086	96,593,049
IDEX Corp.	825,602	164,996,560
IDEXX Laboratories, Inc. (a)	923,900	301,006,620
Illinois Tool Works, Inc.	3,089,590	558,134,434
Illumina, Inc. (a)	1,701,675	324,662,573
Incyte Corp. (a)	2,044,045	136,215,159
Ingersoll Rand, Inc.	4,401,270	190,398,940
Intel Corp.	45,034,185	1,160,530,947
Intercontinental Exchange, Inc. (b)	6,118,547	552,810,721
International Business Machines Corp.	9,905,836	1,176,912,375
International Flavors & Fragrances, Inc.	2,770,564	251,650,328
International Paper Co.	4,050,304	128,394,637
Interpublic Group of Cos., Inc.	4,276,195	109,470,592
Intuit, Inc.	3,087,889	1,196,001,167
Intuitive Surgical, Inc. (a)	3,924,528	735,613,528
Invesco, Ltd.	4,989,490	68,356,013
Invitation Homes, Inc. REIT	6,359,760	214,769,095
IQVIA Holdings, Inc. (a)	2,045,809	370,577,842
Iron Mountain, Inc. REIT	3,156,769	138,803,133
Jack Henry & Associates, Inc.	801,849	146,153,017
Jacobs Solutions, Inc.	1,414,711	153,481,996
JB Hunt Transport Services, Inc.	913,449	142,881,693
JM Smucker Co.	1,176,819	161,706,699
Johnson & Johnson	28,836,788	4,710,777,688

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stocks	Shares	Value
Johnson Controls International PLC	7,554,612	$ 371,838,003
JPMorgan Chase & Co.	32,164,417	3,361,181,577
Juniper Networks, Inc.	3,532,389	92,266,001
Kellogg Co.	2,760,217	192,276,716
Keurig Dr. Pepper, Inc.	9,318,900	333,802,998
KeyCorp.	10,129,790	162,279,236
Keysight Technologies, Inc. (a)	1,973,291	310,517,072
Kimberly-Clark Corp.	3,702,931	416,727,855
Kimco Realty Corp. REIT	6,725,412	123,814,835
Kinder Morgan, Inc.	21,745,258	361,841,093
KLA Corp.	1,555,246	470,664,097
Kraft Heinz Co.	8,736,267	291,354,504
Kroger Co.	7,171,941	313,772,419
L3Harris Technologies, Inc.	2,108,285	438,164,872
Laboratory Corp. of America Holdings	991,736	203,117,450
Lam Research Corp.	1,502,198	549,804,468
Lamb Weston Holdings, Inc.	1,575,977	121,949,100
Las Vegas Sands Corp. (a)	3,603,964	135,220,729
Leidos Holdings, Inc.	1,526,783	133,547,709
Lennar Corp. Class A	2,849,071	212,398,243
Lincoln National Corp.	1,699,098	74,607,393
Linde PLC	5,465,785	1,473,520,978
Live Nation Entertainment, Inc. (a)	1,558,273	118,491,079
LKQ Corp.	2,858,565	134,781,340
Lockheed Martin Corp.	2,589,404	1,000,260,871
Loews Corp.	2,139,335	106,624,456
Lowe's Cos., Inc.	7,009,996	1,316,547,349
Lumen Technologies, Inc.	10,034,424	73,050,607
LyondellBasell Industries NV Class A	2,790,728	210,086,004
M&T Bank Corp.	1,947,000	343,295,040
Marathon Oil Corp.	7,431,806	167,810,179
Marathon Petroleum Corp.	5,469,098	543,245,504
MarketAxess Holdings, Inc.	412,662	91,813,168
Common Stocks	Shares	Value
Marriott International, Inc. Class A	3,006,749	$ 421,365,805
Marsh & McLennan Cos., Inc.	5,472,124	816,933,392
Martin Marietta Materials, Inc.	677,920	218,351,253
Masco Corp.	2,473,600	115,492,384
Mastercard, Inc. Class A	9,358,151	2,660,896,655
Match Group, Inc. (a)	3,080,816	147,108,964
McCormick & Co., Inc.	2,706,873	192,918,839
McDonald's Corp.	8,067,556	1,861,507,871
McKesson Corp.	1,588,904	540,020,802
Medtronic PLC	14,573,266	1,176,791,230
Merck & Co., Inc.	27,784,873	2,392,833,263
Meta Platforms, Inc. Class A (a)	25,014,234	3,393,931,269
MetLife, Inc.	7,348,375	446,634,233
Mettler-Toledo International, Inc. (a)	246,720	267,474,086
MGM Resorts International	3,578,405	106,350,197
Microchip Technology, Inc.	6,039,424	368,586,047
Micron Technology, Inc.	12,169,881	609,711,038
Microsoft Corp.	81,797,453	19,050,626,804
Mid-America Apartment Communities, Inc. REIT	1,251,801	194,116,781
Moderna, Inc. (a)	3,689,796	436,318,377
Mohawk Industries, Inc. (a)	563,145	51,353,193
Molina Healthcare, Inc. (a)	638,176	210,495,972
Molson Coors Beverage Co. Class B	2,060,613	98,888,818
Mondelez International, Inc. Class A	15,032,474	824,230,549
Monolithic Power Systems, Inc.	487,374	177,111,712
Monster Beverage Corp. (a)	4,218,563	366,846,238
Moody's Corp.	1,731,060	420,837,997
Morgan Stanley	14,687,417	1,160,452,817

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stocks	Shares	Value
Mosaic Co.	3,786,972	$ 183,024,357
Motorola Solutions, Inc.	1,839,616	412,018,796
MSCI, Inc.	886,036	373,721,124
Nasdaq, Inc.	3,785,835	214,581,128
NetApp, Inc.	2,435,266	150,621,202
Netflix, Inc. (a)	4,877,662	1,148,396,741
Newell Brands, Inc.	4,137,493	57,469,778
Newmont Corp.	8,683,516	364,968,177
News Corp. Class A	4,279,034	64,656,204
News Corp. Class B	1,341,673	20,688,598
NextEra Energy, Inc.	21,549,656	1,689,708,527
Nielsen Holdings PLC	3,915,899	108,548,720
NIKE, Inc. Class B	13,859,606	1,152,010,451
NiSource, Inc.	4,437,163	111,772,136
Nordson Corp.	591,672	125,594,215
Norfolk Southern Corp.	2,575,951	540,048,127
Northern Trust Corp.	2,264,554	193,755,240
Northrop Grumman Corp.	1,599,817	752,425,931
NortonLifeLock, Inc.	6,316,246	127,209,194
Norwegian Cruise Line Holdings, Ltd. (a)	4,547,402	51,658,487
NRG Energy, Inc.	2,676,273	102,420,968
Nucor Corp.	2,907,940	311,120,501
NVIDIA Corp.	27,463,917	3,333,844,885
NVR, Inc. (a)	33,837	134,910,826
NXP Semiconductors NV	2,900,169	427,803,929
Occidental Petroleum Corp.	8,173,335	502,251,436
Old Dominion Freight Line, Inc.	1,018,714	253,425,482
Omnicom Group, Inc.	2,278,126	143,726,969
ON Semiconductor Corp. (a)	4,750,635	296,107,080
ONEOK, Inc.	4,843,225	248,166,849
Oracle Corp.	16,660,533	1,017,458,750
O'Reilly Automotive, Inc. (a)	699,306	491,856,875
Organon & Co.	2,768,362	64,779,671
Otis Worldwide Corp.	4,636,238	295,791,984
PACCAR, Inc.	3,772,805	315,746,050
Packaging Corp. of America	1,032,158	115,901,022
Common Stocks	Shares	Value
Paramount Global Class B	5,538,297	$ 105,449,175
Parker-Hannifin Corp.	1,402,237	339,776,047
Paychex, Inc.	3,479,380	390,421,230
Paycom Software, Inc. (a)	522,552	172,436,934
PayPal Holdings, Inc. (a)	12,704,398	1,093,467,536
Pentair PLC	1,801,244	73,184,544
PepsiCo, Inc.	15,117,734	2,468,121,253
PerkinElmer, Inc.	1,374,344	165,374,814
Pfizer, Inc.	61,555,756	2,693,679,883
PG&E Corp. (a)	17,419,100	217,738,750
Philip Morris International, Inc.	17,002,072	1,411,341,997
Phillips 66	5,260,427	424,621,667
Pinnacle West Capital Corp.	1,232,873	79,532,637
Pioneer Natural Resources Co.	2,617,433	566,752,767
PNC Financial Services Group, Inc.	4,521,220	675,560,692
Pool Corp.	435,395	138,547,043
PPG Industries, Inc.	2,578,075	285,367,122
PPL Corp.	8,179,341	207,346,294
Principal Financial Group, Inc.	2,568,388	185,309,194
Procter & Gamble Co.	26,231,699	3,311,751,999
Progressive Corp.	6,395,179	743,183,752
Prologis, Inc. REIT	8,120,396	825,032,234
Prudential Financial, Inc.	4,113,291	352,838,102
PTC, Inc. (a)	1,150,925	120,386,755
Public Service Enterprise Group, Inc.	5,493,460	308,897,256
Public Storage REIT	1,732,963	507,428,896
PulteGroup, Inc. (a)	2,596,571	97,371,413
Qorvo, Inc. (a)	1,180,837	93,770,266
QUALCOMM, Inc.	12,317,104	1,391,586,410
Quanta Services, Inc.	1,554,040	197,969,156
Quest Diagnostics, Inc.	1,297,318	159,167,945
Ralph Lauren Corp.	516,746	43,887,238
Raymond James Financial, Inc.	2,125,390	210,031,040

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stocks	Shares	Value
Raytheon Technologies Corp.	16,194,133	$ 1,325,651,727
Realty Income Corp. REIT	6,773,497	394,217,525
Regency Centers Corp. REIT	1,660,651	89,426,056
Regeneron Pharmaceuticals, Inc. (a)	1,181,125	813,641,579
Regions Financial Corp.	10,326,627	207,255,404
Republic Services, Inc.	2,282,431	310,501,913
ResMed, Inc.	1,595,025	348,193,958
Robert Half International, Inc.	1,207,994	92,411,541
Rockwell Automation, Inc.	1,260,137	271,068,070
Rollins, Inc.	2,425,114	84,102,954
Roper Technologies, Inc.	1,157,999	416,462,760
Ross Stores, Inc.	3,868,925	326,034,310
Royal Caribbean Cruises, Ltd. (a)	2,443,988	92,627,145
S&P Global, Inc.	3,736,746	1,141,015,391
Salesforce, Inc. (a)	10,913,143	1,569,746,489
SBA Communications Corp. REIT	1,190,248	338,804,093
Schlumberger NV	15,455,552	554,854,317
Seagate Technology Holdings PLC	2,182,103	116,153,343
Sealed Air Corp.	1,628,698	72,493,348
Sempra Energy	3,436,401	515,253,966
ServiceNow, Inc. (a)	2,215,616	836,638,758
Sherwin-Williams Co.	2,586,945	529,676,989
Signature Bank	684,042	103,290,342
Simon Property Group, Inc. REIT	3,570,674	320,467,992
Skyworks Solutions, Inc.	1,793,967	152,971,566
Snap-on, Inc.	586,230	118,037,411
SolarEdge Technologies, Inc. (a)	605,588	140,169,398
Southern Co.	11,658,875	792,803,500
Southwest Airlines Co. (a)	6,429,214	198,276,960
Common Stocks	Shares	Value
Stanley Black & Decker, Inc.	1,650,002	$ 124,096,650
Starbucks Corp.	12,544,251	1,056,978,589
State Street Corp. (c)	3,973,516	241,629,508
STERIS PLC	1,091,880	181,557,806
Stryker Corp.	3,693,103	748,001,082
SVB Financial Group (a)	636,873	213,849,216
Synchrony Financial	5,284,075	148,958,074
Synopsys, Inc. (a)	1,673,575	511,293,898
Sysco Corp.	5,587,917	395,121,611
T Rowe Price Group, Inc.	2,499,155	262,436,267
Take-Two Interactive Software, Inc. (a)	1,722,472	187,749,448
Tapestry, Inc.	2,877,748	81,814,376
Target Corp.	5,085,815	754,684,088
TE Connectivity, Ltd.	3,508,158	387,160,317
Teledyne Technologies, Inc. (a)	507,845	171,382,452
Teleflex, Inc.	507,876	102,316,699
Teradyne, Inc.	1,772,890	133,232,684
Tesla, Inc. (a)	29,212,554	7,748,629,949
Texas Instruments, Inc.	10,021,624	1,551,146,963
Textron, Inc.	2,319,422	135,129,526
Thermo Fisher Scientific, Inc.	4,297,002	2,179,396,444
TJX Cos., Inc.	12,840,800	797,670,496
T-Mobile US, Inc. (a)	6,602,128	885,807,514
Tractor Supply Co.	1,217,277	226,267,449
Trane Technologies PLC	2,545,802	368,657,588
TransDigm Group, Inc.	565,347	296,705,413
Travelers Cos., Inc.	2,629,701	402,870,193
Trimble, Inc. (a)	2,732,543	148,295,109
Truist Financial Corp.	14,502,300	631,430,142
Twitter, Inc. (a)	7,374,625	323,303,560
Tyler Technologies, Inc. (a)	444,439	154,442,553
Tyson Foods, Inc. Class A	3,202,875	211,165,549
UDR, Inc. REIT	3,263,086	136,103,317
Ulta Beauty, Inc. (a)	571,071	229,107,974
Union Pacific Corp.	6,865,893	1,337,613,274
United Airlines Holdings, Inc. (a)	3,490,542	113,547,331

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

Common Stocks	Shares	Value
United Parcel Service, Inc. Class B	8,029,787	$ 1,297,131,792
United Rentals, Inc. (a)	767,337	207,273,070
UnitedHealth Group, Inc.	10,257,212	5,180,302,348
Universal Health Services, Inc. Class B	733,496	64,679,677
US Bancorp	14,829,569	597,928,222
Valero Energy Corp.	4,321,192	461,719,365
Ventas, Inc. REIT	4,345,334	174,552,067
VeriSign, Inc. (a)	1,023,516	177,784,729
Verisk Analytics, Inc.	1,721,550	293,575,922
Verizon Communications, Inc.	46,062,286	1,748,984,999
Vertex Pharmaceuticals, Inc. (a)	2,812,795	814,416,664
VF Corp.	3,516,701	105,184,527
Viatris, Inc.	13,136,776	111,925,332
VICI Properties, Inc. REIT	10,529,709	314,311,814
Visa, Inc. Class A	17,932,610	3,185,728,167
Vornado Realty Trust REIT	1,717,694	39,781,810
Vulcan Materials Co.	1,441,791	227,384,859
W R Berkley Corp.	2,283,369	147,459,970
W.W. Grainger, Inc.	496,608	242,935,668
Walgreens Boots Alliance, Inc.	7,799,731	244,911,553
Walmart, Inc.	15,633,631	2,027,681,941
Walt Disney Co. (a)	19,995,253	1,886,152,215
Warner Bros Discovery, Inc. (a)	24,064,915	276,746,523
Waste Management, Inc.	4,125,427	660,934,660
Waters Corp. (a)	666,221	179,566,546
WEC Energy Group, Inc.	3,427,258	306,499,683
Common Stocks	Shares	Value
Wells Fargo & Co.	41,601,994	$ 1,673,232,199
Welltower, Inc. REIT	5,082,386	326,899,068
West Pharmaceutical Services, Inc.	803,422	197,706,086
Western Digital Corp. (a)	3,412,617	111,080,683
Westinghouse Air Brake Technologies Corp.	1,994,849	162,280,966
Westrock Co.	2,884,158	89,091,641
Weyerhaeuser Co. REIT	8,144,035	232,593,640
Whirlpool Corp.	613,970	82,769,296
Williams Cos., Inc.	13,364,568	382,627,582
Willis Towers Watson PLC	1,218,475	244,840,367
Wynn Resorts, Ltd. (a)	1,151,079	72,552,509
Xcel Energy, Inc.	5,955,809	381,171,776
Xylem, Inc.	1,958,040	171,054,374
Yum! Brands, Inc.	3,151,215	335,100,203
Zebra Technologies Corp. Class A (a)	580,111	151,994,883
Zimmer Biomet Holdings, Inc.	2,268,560	237,177,948
Zions Bancorp NA	1,653,277	84,085,668
Zoetis, Inc.	5,149,507	763,620,393
Total Common Stocks (Cost $439,287,775,682)		$330,650,343,579
(a)	Non-income producing security.
(b)	Affiliate of PDR Services LLC (the "Sponsor"). See the table below for more information.
(c)	Affiliate of State Street Global Advisors Trust Company (the "Trustee"). See the table below for more information.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

The following table summarizes the value of the Trust's investments according to the fair value hierarchy as of September 30, 2022.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$330,512,067,571	$138,276,008	$—	$330,650,343,579
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Schedule of Investments (continued)
September 30, 2022

INVESTMENTS IN AFFILIATES OF THE TRUSTEE AND THE SPONSOR
SPDR S&P 500® ETF Trust has invested in State Street Corp., which is considered an affiliate of the Trustee and Intercontinental Exchange, Inc., which is considered an affiliate of the Sponsor. Amounts related to these investments at September 30, 2022 and for the year then ended are (Note 3):
	Number of Shares Held at 9/30/21	Value at 9/30/21	Cost of Purchases*	Proceeds from Shares Sold*	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 9/30/22	Value at 9/30/22	Dividend Income
Intercontinental Exchange, Inc.	5,931,479	$ 681,052,419	$ 788,823,123	$ 765,613,931	$83,283,945	$(234,734,835)	6,118,547	$552,810,721	$ 8,768,103
State Street Corp.	3,850,822	326,241,640	355,959,585	347,579,879	3,978,200	(96,970,038)	3,973,516	241,629,508	9,328,693
TOTAL		$1,007,294,059	$1,144,782,708	$1,113,193,810	$87,262,145	$(331,704,873)		$794,440,229	$18,096,796
*	Purchased and Sold figures include securities received or delivered from processing creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Portfolio Statistics
September 30, 2022

INDUSTRY BREAKDOWN AS OF SEPTEMBER 30, 2022*
INDUSTRY	% OF NET ASSETS
Software	8.6%
Technology Hardware, Storage & Peripherals	7.2
Semiconductors & Semiconductor Equipment	4.8
Interactive Media & Services	4.8
Pharmaceuticals	4.6
IT Services	4.4
Oil, Gas & Consumable Fuels	4.3
Banks	3.7
Health Care Providers & Services	3.6
Internet & Direct Marketing Retail	3.4
Capital Markets	3.0
Real Estate Investment Trusts (REITs)	2.7
Health Care Equipment & Supplies	2.7
Automobiles	2.7
Specialty Retail	2.2
Biotechnology	2.2
Insurance	2.2
Electric Utilities	2.0
Hotels, Restaurants & Leisure	1.9
Life Sciences Tools & Services	1.9
Beverages	1.9
Chemicals	1.8
Aerospace & Defense	1.7
Machinery	1.6
Diversified Financial Services	1.6
Food & Staples Retailing	1.6
Household Products	1.4
Entertainment	1.4
Food Products	1.1
Multi-Utilities	0.9
Diversified Telecommunication Services	0.9
Road & Rail	0.9
Communications Equipment	0.8
Industrial Conglomerates	0.8
Media	0.7
Tobacco	0.7
Electronic Equipment, Instruments & Components	0.6
Air Freight & Logistics	0.6
INDUSTRY	% OF NET ASSETS
Electrical Equipment	0.5%
Consumer Finance	0.5
Multiline Retail	0.5
Commercial Services & Supplies	0.5
Building Products	0.4
Textiles, Apparel & Luxury Goods	0.4
Professional Services	0.4
Metals & Mining	0.3
Energy Equipment & Services	0.3
Household Durables	0.3
Containers & Packaging	0.3
Wireless Telecommunication Services	0.3
Trading Companies & Distributors	0.2
Airlines	0.2
Personal Products	0.2
Distributors	0.2
Construction Materials	0.1
Auto Components	0.1
Water Utilities	0.1
Real Estate Management & Development	0.1
Construction & Engineering	0.1
Independent Power & Renewable Electricity Producers	0.1
Gas Utilities	0.1
Leisure Equipment & Products	0.0**
Liabilities in Excess of Other Assets	(0.1)
Total	100.0%
*	The Trust’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Amount shown represents less than 0.05% of net assets.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statement of Assets and Liabilities
September 30, 2022

ASSETS
Investments in unaffiliated issuers, at value (Note 2)	$ 329,855,903,350
Investments in affiliates of the Trustee and the Sponsor, at value	794,440,229
Total Investments	330,650,343,579
Foreign currency, at value	44,308
Cash	1,443,729,929
Receivable for investments sold	17,169
Receivable for units of fractional undivided interest (“Units”) issued in-kind	5,592,867
Dividends receivable — unaffiliated issuers (Note 2)	256,799,546
Dividends receivable — affiliated issuers (Note 2)	2,515,009
Total Assets	332,359,042,407
LIABILITIES
Payable for investments purchased	380,898,254
Accrued Trustee expense (Note 3)	15,902,142
Accrued Marketing expense (Note 3)	12,300,417
Distribution payable	1,439,443,527
Accrued expenses and other liabilities	45,494,261
Total Liabilities	1,894,038,601
NET ASSETS	$ 330,465,003,806
NET ASSETS CONSIST OF:
Paid-in Capital (Note 4)	$ 455,190,542,468
Total distributable earnings (loss)	(124,725,538,662)
NET ASSETS	$ 330,465,003,806
NET ASSET VALUE PER UNIT	$ 357.29
UNITS OUTSTANDING (UNLIMITED UNITS AUTHORIZED)	924,932,116
COST OF INVESTMENTS:
Unaffiliated issuers	$ 438,127,691,159
Affiliates of the Trustee and the Sponsor (Note 3)	1,160,084,523
Total Cost of Investments	$ 439,287,775,682
Foreign currency, at cost	$ 44,308
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Operations

	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
INVESTMENT INCOME
Dividend income - unaffiliated issuers (Note 2)	$ 5,814,040,700	$ 5,063,477,430	$ 5,344,744,140
Dividend income — affiliates of the Trustee and the Sponsor	18,096,796	15,321,426	15,314,759
Foreign taxes withheld	(1,312,601)	(484,053)	—
Total Investment Income	5,830,824,895	5,078,314,803	5,360,058,899
EXPENSES
Trustee expense (Note 3)	223,329,603	203,372,449	156,390,558
S&P license fee (Note 3)	117,918,485	105,207,778	85,102,695
Marketing expense (Note 3)	25,359,401	15,493,874	19,590,285
Legal and audit fees	441,522	616,921	405,831
Other expenses	2,504,225	4,823,485	4,688,948
Total Expenses	369,553,236	329,514,507	266,178,317
NET INVESTMENT INCOME (LOSS)	5,461,271,659	4,748,800,296	5,093,880,582
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,352,742,735)	(3,076,057,194)	(2,843,848,543)
Investments — affiliates of the Trustee and the Sponsor	—	(6,071,948)	(8,520,407)
In-kind redemptions — unaffiliated issuers	50,130,219,174	72,888,738,765	33,362,317,592
In-kind redemptions — affiliated issuers	87,262,145	114,827,869	79,983,578
Net realized gain (loss)	47,864,738,584	69,921,437,492	30,589,932,220
Net change in unrealized appreciation/depreciation on:
Investments — unaffiliated issuers	(113,100,095,302)	11,150,654,602	4,637,256,785
Investments — affiliates of the Trustee and the Sponsor	(331,704,873)	69,456,986	(19,657,458)
Net change in unrealized appreciation/depreciation	(113,431,800,175)	11,220,111,588	4,617,599,327
NET REALIZED AND UNREALIZED GAIN (LOSS)	(65,567,061,591)	81,141,549,080	35,207,531,547
NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$ (60,105,789,932)	$85,890,349,376	$40,301,412,129
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Statements of Changes in Net Assets

	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$ 5,461,271,659	$ 4,748,800,296	$ 5,093,880,582
Net realized gain (loss)	47,864,738,584	69,921,437,492	30,589,932,220
Net change in unrealized appreciation/depreciation	(113,431,800,175)	11,220,111,588	4,617,599,327
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	(60,105,789,932)	85,890,349,376	40,301,412,129
NET EQUALIZATION CREDITS AND CHARGES (NOTE 2)	49,404,768	14,211,571	(28,962,904)
DISTRIBUTIONS TO UNITHOLDERS	(5,672,206,879)	(4,958,580,733)	(5,149,353,080)
INCREASE (DECREASE) IN NET ASSETS FROM UNIT TRANSACTIONS:
Proceeds from issuance of Units	752,047,231,926	653,742,584,343	615,842,536,075
Cost of Units redeemed	(740,656,771,588)	(643,775,317,843)	(631,300,529,687)
Net income equalization (Note 2)	(49,404,768)	(14,211,571)	28,962,904
NET INCREASE (DECREASE) IN NET ASSETS FROM ISSUANCE AND REDEMPTION OF UNITS	11,341,055,570	9,953,054,929	(15,429,030,708)
NET INCREASE (DECREASE) IN NET ASSETS DURING THE PERIOD	(54,387,536,473)	90,899,035,143	19,694,065,437
NET ASSETS AT BEGINNING OF PERIOD	384,852,540,279	293,953,505,136	274,259,439,699
NET ASSETS AT END OF PERIOD	$ 330,465,003,806	$ 384,852,540,279	$ 293,953,505,136
UNIT TRANSACTIONS:
Units sold	1,757,900,000	1,652,950,000	2,081,250,000
Units redeemed	(1,729,600,000)	(1,633,250,000)	(2,128,300,000)
NET INCREASE (DECREASE)	28,300,000	19,700,000	(47,050,000)
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Financial Highlights
Selected data for a Unit outstanding throughout each period

	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19	Year Ended 9/30/18
Net asset value, beginning of period	$ 429.22	$ 335.21	$ 296.82	$ 290.60	$ 251.30
Income (loss) from investment operations:
Net investment income (loss) (a)	5.98	5.44	5.59	5.71	4.86
Net realized and unrealized gain (loss)	(71.78)	94.21	38.51	6.05	39.46
Total from investment operations	(65.80)	99.65	44.10	11.76	44.32
Net equalization credits and charges (a)	0.05	0.02	(0.03)	(0.06)	0.00(b)
Less Distributions from:
Net investment income	(6.18)	(5.66)	(5.68)	(5.48)	(5.02)
Net asset value, end of period	$ 357.29	$ 429.22	$ 335.21	$ 296.82	$ 290.60
Total return (c)	(15.53)%	29.79%	14.98%	4.11%	17.72%
Ratios and Supplemental Data:
Net assets, end of period (in 000s)	$330,465,004	$384,852,540	$293,953,505	$274,259,440	$279,389,634
Ratios to average net assets:
Total expenses (excluding Trustee earnings credit and fee waivers)	0.09%	0.09%	0.09%	0.10%	0.10%
Total expenses (excluding Trustee earnings credit)	0.09%	0.09%	0.09%	0.10%	0.10%
Net expenses (d)	0.09%	0.09%	0.09%	0.09%	0.09%
Net investment income (loss)	1.40%	1.36%	1.81%	2.03%	1.79%
Portfolio turnover rate (e)	2%	4%	2%	3%	2%

(a)	Per Unit numbers have been calculated using the average shares method, which more appropriately presents per Unit data for the year.
(b)	Amount is less than $0.005 per Unit.
(c)	Total return is calculated assuming a purchase of Units at net asset value per Unit on the first day and a sale at net asset value per Unit on the last day of each period reported. Distributions are assumed, for the purposes of this calculation, to be reinvested at the net asset value per Unit on the respective payment dates of the Trust. Total return for a period of less than one year is not annualized. Broker commission charges are not included in this calculation.
(d)	Net of expenses waived by the Trustee.
(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions of Units.
See accompanying notes to financial statements.

SPDR S&P 500® ETF Trust
Notes to Financial Statements
September 30, 2022

Note 1  — Organization
SPDR S&P 500® ETF Trust (the “Trust”) is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940, as amended. The Trust is an "Exchange-Traded Fund", the units of which are listed on and traded on the New York Stock Exchange ("NYSE")  under the symbol "SPY", and operates under an exemptive order granted by the U.S. Securities and Exchange Commission (the "SEC"). The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the component common stocks, in substantially the same weighting, which comprise the Standard & Poor’s 500® Index (the “S&P 500® Index”). Each unit of fractional undivided interest in the Trust is referred to as a “Unit”. The Trust commenced operations on January 22, 1993 upon the initial issuance of 150,000 Units (equivalent to three “Creation Units” — see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.
Under the Amended and Restated Standard Terms and Conditions of the Trust, as amended (the “Trust Agreement”), PDR Services, LLC (the "Sponsor") and State Street Global Advisors Trust Company (the "Trustee") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trustee expects the risk of material loss to be remote.
The Sponsor is an indirect, wholly-owned subsidiary of Intercontinental Exchange, Inc. (“ICE”). ICE is a publicly-traded entity, trading on the NYSE under the symbol “ICE.”
Note 2  — Summary of Significant Accounting Policies
The following is a summary of significant accounting policies followed by the Trustee (who is responsible for the preparation of the Trust's financial statements) in the preparation of the Trust's financial statements:
The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Trustee to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Trust is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.
Security Valuation
The Trust’s investments are valued at fair value each day that the NYSE is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Trust are valued pursuant to the policy and procedures developed by the Oversight

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2022

Note 2 — Summary of Significant Accounting Policies – (continued)
Committee of the Trustee (the “Committee”). The Committee provides oversight of the valuation of investments for the Trust.
Valuation techniques used to value the Trust’s equity investments are as follows:
Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
In the event that prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Trustee.
Fair value pricing could result in a difference between the prices used to calculate the Trust’s net asset value ("NAV") and the prices used by the Trust’s underlying index, the S&P 500® Index, which in turn could result in a difference between the Trust’s performance and the performance of the S&P 500® Index.
The Trustee values the Trust's assets and liabilities at fair value using a hierarchy that prioritizes the inputs to valuation techniques, giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with the investment.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;
•   Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the assets or liabilities either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•   Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2022

Note 2 — Summary of Significant Accounting Policies – (continued)
Investment Transactions and Income Recognition
Investment transactions are accounted for on the trade date for financial reporting purposes. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, or when the information becomes available, net of any foreign taxes withheld at source, if any. Non-cash dividends received in the form of stock, if any, are recorded as dividend income at fair value. Distributions received by the Trust may include a return of capital that is estimated by the Trustee. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The Trust invests in real estate investment trusts (“REITs”). REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain. The Trustee’s policy is to record all REIT distributions as dividend income initially and re-designate a portion to return of capital or capital gain distributions at year end based on information provided by the REIT and/or Trustee’s estimates of such re-designations for which actual information has not yet been reported. Realized gains and losses from the sale or disposition of investments are determined using the identified cost method.
Distributions
The Trust declares and distributes dividends from net investment income, if any, to its holders of Units (“Unitholders”), quarterly. Capital gain distributions, if any, are generally declared and paid annually. Additional distributions may be paid by the Trust to avoid imposition of federal income and excise tax on any remaining undistributed net investment income and capital gains. The amount and character of income and gains to be distributed are determined in accordance with federal tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.
Equalization
The Trustee follows the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring the Trust's Units, equivalent on a per Unit basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per Unit is unaffected by sales or reacquisitions of the Trust's Units. Amounts related to Equalization can be found on the Statements of Changes in Net Assets.
Federal Income Taxes
For U.S. federal income tax purposes, the Trust has qualified as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (a “RIC”), and intends to continue to qualify as a RIC. As a RIC, the Trust will generally not be subject to U.S. federal income tax for any taxable year on income, including net capital gains, that it distributes to its Unitholders, provided that it distributes on a timely basis at least 90% of its “investment company taxable income” determined prior to the deduction for dividends paid by the Trust (generally, its taxable income other than net capital gain) for such taxable year. In addition, provided that the Trust distributes substantially all of its ordinary income and capital gains during each calendar year, the Trust will not be subject to U.S. federal excise tax. Income and capital gain

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2022

Note 2 — Summary of Significant Accounting Policies – (continued)
distributions are determined in accordance with U.S. federal income tax principles, which may differ from U.S. GAAP. These book-tax differences are primarily due to differing treatments for in-kind transactions, REITs and losses deferred due to wash sales.
U.S. GAAP requires the evaluation of tax positions taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are more likely than not to be sustained by the applicable tax authority. For U.S. GAAP purposes, the Trust recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities.
The Trustee has reviewed the Trust's tax positions for the open tax years as of September 30, 2022 and has determined that no provision for income tax is required in the Trust’s financial statements. Generally, the Trust’s tax returns for the prior three fiscal years remain subject to examinations by the Trust’s major tax jurisdictions, which include the United States of America, the Commonwealth of Massachusetts and the State of New York. The Trustee has the Trust recognize interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. There were no such expenses for the year ended September 30, 2022.
No income tax returns are currently under examination. The Trustee has analyzed the relevant tax laws and regulations and their application to the Trust’s facts and circumstances and does not believe there are any uncertain tax positions that require recognition of any tax liabilities. Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Trust’s investments may change over time based on factors including, but not limited to, new tax laws, regulations and interpretations thereof.
During the year ended September 30, 2022, the Trustee reclassified $50,217,481,319 of non-taxable security gains realized from the in-kind redemption of Creation Units (Note 4) as an increase to paid in capital in the Statement of Assets and Liabilities.
At September 30, 2022, the Trust had capital loss carryforwards that may be utilized to offset any future net realized capital gains as follows:
Non-Expiring — Short Term	$ 2,840,458,647
Non-Expiring — Long Term	11,793,533,583
At September 30, 2022, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SPDR S&P 500® ETF Trust	$439,314,767,612	$1,420,802,535	$110,085,226,568	$(108,664,424,033)

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2022

Note 2 — Summary of Significant Accounting Policies – (continued)
The tax character of distributions paid during the years ended September 30, 2022, 2021, and 2020 were as follows:
Distributions paid from:	2022	2021	2020
Ordinary Income	$5,672,206,879	$4,958,580,733	$5,149,353,080
As of September 30, 2022, the components of distributable earnings (excluding unrealized appreciation/ (depreciation)) were undistributed ordinary income of $12,321,128 and undistributed capital gain of $0.
Note 3  — Transactions with Affiliates of the Trustee and Sponsor
State Street Bank and Trust Company ("SSBT"), the parent of the Trustee, maintains the Trust’s accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including the filing of certain regulatory reports. The Trustee pays SSBT for such services. The Trustee oversees the services provided by SSBT and is responsible for determining the composition of the portfolio of securities which must be delivered and/or received in exchange for the issuance and/or redemption of Creation Units of the Trust, and for adjusting the composition of the Trust’s portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P 500® Index. For these services, the Trustee received a fee at the following annual rates for the year ended September 30, 2022:
Net asset value of the Trust	Fee as a percentage of net asset value of the Trust
$0 – $499,999,999 $500,000,000 – $2,499,999,999 $2,500,000,000 and above	0.10% per annum plus or minus the Adjustment Amount 0.08% per annum plus or minus the Adjustment Amount 0.06% per annum plus or minus the Adjustment Amount
The adjustment amount (the “Adjustment Amount”) is the sum of (a) the excess or deficiency of transaction fees received by the Trustee, less the expenses incurred in processing orders for the creation and redemption of Units and (b) the amounts earned by the Trustee with respect to the cash held by the Trustee for the benefit of the Trust. During the year ended September 30, 2022, the Adjustment Amount reduced the Trustee’s fee by $11,907,373. The Adjustment Amount included an excess of net transaction fees from processing orders of $6,746,457 and a Trustee earnings credit of $5,160,916.
The Trustee has voluntarily agreed to waive a portion of its fee, as needed, for one year until February 1, 2023, so that the total operating expenses would not exceed 0.0945% per annum of the daily NAV of the Trust. No amounts were waived for the years ended September 30, 2022, 2021 and 2020. The Trustee has not entered into an agreement with the Trust to recapture waived fees in subsequent periods, and the Trustee may discontinue the voluntary waiver.
In accordance with the Trust Agreement and under the terms of an exemptive order issued by the SEC, dated December 30, 1997, the Sponsor is reimbursed by the Trust for certain expenses up to a maximum of 0.20% of the Trust’s NAV on an annualized basis. The expenses reimbursed to the Sponsor for the years ended September 30, 2022,  2021and 2020, did not exceed 0.20% per annum. The licensing and marketing fee disclosed below are subject to both the reimbursement from the Trust to the Sponsor and expense limitation of 0.20% of the Trust’s NAV for the years ended September 30, 2022, 2021 and 2020. The Trust reimbursed the Sponsor for $300,191, $519,011 and $402,393 of legal fees for the years ended

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2022

Note 3 — Transactions with Affiliates of the Trustee and Sponsor – (continued)
September 30, 2022, 2021 and 2020, respectively, which are included in Legal and audit fees on the Statements of Operations.
S&P Dow Jones Indices LLC (“S&P”), per a license from Standard & Poor’s Financial Services LLC, and State Street Global Advisors Funds Distributors, LLC (“SSGA FD” or the “Marketing Agent”) have entered into a license agreement (the “License Agreement”). The License Agreement grants SSGA FD, an affiliate of the Trustee, a license to use the S&P 500® Index and to use certain trade names and trademarks of S&P in connection with the Trust. The S&P 500® Index also serves as the basis for determining the composition of the Trust’s portfolio. The Trustee (on behalf of the Trust), the Sponsor and NYSE Arca, Inc. (“NYSE Arca”, the principal U.S. listing exchange for the Trust) have each received a sublicense from SSGA FD for the use of the S&P 500® Index and certain trade names and trademarks in connection with their rights and duties with respect to the Trust. The License Agreement may be amended without the consent of any of the owners of beneficial interests of Units. Currently, the License Agreement is scheduled to terminate on November 29, 2031, but its term may be extended without the consent of any of the owners of beneficial interests of Units. Pursuant to such arrangements and in accordance with the Trust Agreement, the Trust reimburses the Sponsor for payment of fees under the License Agreement to S&P equal to 0.03% of the daily size of the Trust (based on Unit closing price and outstanding Units) plus an annual license fee of $600,000.
The Sponsor has entered into an agreement with the Marketing Agent pursuant to which the Marketing Agent has agreed to market and promote the Trust. The Marketing Agent is reimbursed by the Sponsor for the expenses it incurs for providing such services out of amounts that the Trust reimburses the Sponsor. Expenses incurred by the Marketing Agent include, but are not limited to: printing and distribution of marketing materials describing the Trust, associated legal, consulting, advertising and marketing costs and other out-of-pocket expenses.
ALPS Distributors, Inc. (the “Distributor”) serves as the distributor of the Units. The Sponsor pays the Distributor for its services a flat annual fee of $25,000, and the Trust does not reimburse the Sponsor for this fee.
Investments in Affiliates of the Trustee and the Sponsor
The Trust has invested in companies that are considered affiliates of the Trustee (State Street Corp.) and the Sponsor (ICE). Such investments were made according to the representative portion of the S&P 500® Index. The market values of these investments at September 30, 2022 are listed in the Schedule of Investments.
Note 4  — Unitholder Transactions
Units are issued and redeemed by the Trust only in Creation Unit size aggregations of 50,000 Units. Such transactions are only permitted on an in-kind basis, with a separate cash payment that is equivalent to the undistributed net investment income per Unit (income equalization) and a balancing cash component to equate the transaction to the NAV per Unit of the Trust on the transaction date. There is a transaction fee payable to the Trustee in connection with each creation and redemption of Creation Units made through the clearing process (the “Transaction Fee”). The Transaction Fee is non-refundable, regardless of the NAV of the Trust. The Transaction Fee is the lesser of $3,000 or 0.10% (10 basis points) of the value of one Creation Unit at the time of creation per participating party per day, regardless of the number of Creation

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2022

Note 4 — Unitholder Transactions – (continued)
Units created or redeemed on such day. The Transaction Fee is currently $3,000. For creations and redemptions outside the clearing process, including orders from a participating party restricted from engaging in transactions in one or more of the common stocks that are included in the S&P 500® Index, an additional amount not to exceed three (3) times the Transaction Fee applicable for one Creation Unit is charged per Creation Unit per day.
Note 5  — Investment Transactions
For the year ended September 30, 2022, the Trust had in-kind contributions, in-kind redemptions, purchases and sales of investment securities of $432,822,807,628, $421,483,420,346, $7,845,808,142, and $7,561,047,380, respectively. Net realized gain (loss) on investment transactions in the Statement of Operations includes net gains resulting from in-kind transactions of $50,217,481,319.
Note 6  — Equity Investing and Market Risk
An investment in the Trust involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates, perceived trends in securities prices, war, acts of terrorism, the spread of infectious disease or other public health issues. Local, regional or global events such as war, acts of terrorism, the spread of infectious disease or other public health issues, recessions, or other events could have a significant impact on the Trust and its investments and could result in increased premiums or discounts to the Trust’s net asset value.
An investment in the Trust is subject to the risks of any investment in a broadly based portfolio of equity securities, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. The value of common stocks actually held by the Trust and that make up the Trust’s portfolio (the “Portfolio Securities”) may fluctuate in accordance with changes in the financial condition of the issuers of Portfolio Securities, the value of equity securities generally and other factors. The identity and weighting of common stocks that are included in the S&P 500® Index and the Portfolio Securities change from time to time.
The financial condition of issuers of Portfolio Securities may become impaired or the general condition of the stock market may deteriorate, either of which may cause a decrease in the value of the Trust’s portfolio and thus in the value of Units. Since the Trust is not actively managed, the adverse financial condition of an issuer will not result in its elimination from the Trust’s portfolio unless such issuer is removed from the S&P 500® Index. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic and banking crises, as well as war, acts of terrorism and the spread of infectious disease or other public health issues.
An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization in March 2020. This coronavirus has resulted in travel restrictions, restrictions on gatherings of people (including closings of, or limitations on, dining and entertainment establishments, as well as schools and universities), closed businesses (or businesses that are restricted in their operations), closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in

SPDR S&P 500® ETF Trust
Notes to Financial Statements  (continued)
September 30, 2022

Note 6 — Equity Investing and Market Risk – (continued)
healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious disease outbreaks that may arise in the future, could adversely affect the economies of many nations or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The duration of the COVID-19 outbreak cannot be determined with certainty. The risk of further spreading of COVID-19 has led to significant uncertainty and volatility in the financial markets, liquidity constraints and disruption to the global economy, the consequences of which are currently unpredictable. Certain of the Trust’s investments have exposure to businesses that, as a result of COVID-19, have experienced a slowdown or temporary suspension in business activities. Additionally, governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruptions, will not be known for some time. These factors, as well as any restrictive measures instituted in order to prevent or control a pandemic or other public health crisis, such as the one posed by COVID-19, could have a material and adverse effect on the Trust’s investments.
Holders of common stocks of any given issuer incur more risk than holders of preferred stocks and debt obligations of the issuer because the rights of common stockholders, as owners of the issuer, generally are subordinate to the rights of creditors of, or holders of debt obligations or preferred stocks issued by, such issuer. Further, unlike debt securities that typically have a stated principal amount payable at maturity, or preferred stocks that typically have a liquidation preference and may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Equity securities values are subject to market fluctuations as long as the equity securities remain outstanding. The value of the Trust’s portfolio will fluctuate over the entire life of the Trust.
There can be no assurance that the issuers of Portfolio Securities will pay dividends. Distributions generally depend upon the declaration of dividends by the issuers of Portfolio Securities and the declaration of such dividends generally depends upon various factors, including the financial condition of the issuers and general economic conditions.
Note 7  — Subsequent Events
The Trustee has evaluated the impact of all subsequent events on the Trust through the date on which the financial statements were issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

SPDR S&P 500® ETF Trust
Report of Independent Registered Public Accounting Firm

To the Trustee and Unitholders of SPDR S&P 500 ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of SPDR S&P 500 ETF Trust (the "Trust") as of September 30, 2022, the related statements of operations and of changes in net assets for each of the three years in the period ended September 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended September 30, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Trust as of September 30, 2022, the results of its operations and the changes in its net assets for each of the three years in the period ended September 30, 2022 and the financial highlights for each of the five years in the period ended September 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Trust’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of September 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
November 22, 2022
We have served as the auditor of one or more investment companies in the SPDR Trusts since 1993.

SPDR S&P 500® ETF Trust
Other Information
September 30, 2022 (Unaudited)

For U.S. federal income tax purposes, the Trust reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.
For the fiscal year ended September 30, 2022, certain dividends paid by the Trust may be designated as qualified dividend income for U.S. federal income tax purposes and are eligible for reduced tax rates in the case of certain non-corporate unitholders that meet applicable holding period requirements with respect to their Units. Complete information will be reported in conjunction with your 2022 Form 1099-DIV.
The Trust reports the maximum amount allowable of qualified REIT dividends eligible for the qualified business income deduction under Section 199A.

SPDR S&P 500® ETF Trust
Other Information  (continued)
September 30, 2022 (Unaudited)

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
Bid/Ask Price(1) vs Net Asset Value
As of September 30, 2022
	Bid/Ask Price Above NAV			Bid/Ask Price Below NAV
	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS	50-99 BASIS POINTS	100-199 BASIS POINTS	>200 BASIS POINTS
2022	0	0	0	0	0	0
2021	0	0	0	0	0	0
2020	0	0	0	0	0	0
2019	0	0	0	0	0	0
2018	0	0	0	0	0	0
Comparison of Total Returns Based on NAV and Bid/Ask Price(1)
The table below is provided to compare the Trust’s total pre-tax return at NAV with the total pre-tax returns based on bid/ask price and the performance of the S&P 500® Index. Past performance is not necessarily an indication of how the Trust will perform in the future. The return based on NAV shown in the table below reflects the impact of a fee waiver and, without this waiver, returns would have been lower.
Cumulative Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	(15.53)%	54.52%	198.66%
Return Based on Bid/Ask Price	(15.54)%	54.53%	198.80%
S&P 500® Index	(15.47)%	55.55%	202.44%
Average Annual Total Return
	1 Year	5 Year	10 Year
SPDR S&P 500® ETF Trust
Return Based on NAV	(15.53)%	9.09%	11.56%
Return Based on Bid/Ask Price	(15.54)%	9.09%	11.57%
S&P 500® Index	(15.47)%	9.24%	11.70%
(1)	The bid/ask price is the midpoint of the best bid and best offer prices on NYSE Arca at the time the Trust’s NAV is calculated, ordinarily 4:00 p.m.

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SPDR S&P 500® ETF Trust
(Unaudited)

Sponsor
PDR Services LLC
c/o NYSE Holdings LLC
11 Wall Street
New York, NY 10005
Trustee
State Street Global Advisors Trust Company
One Iron Street
Boston, MA 02210
Distributor
ALPS Distributors, Inc.
1290 Broadway Suite 1000
Denver, CO 80203
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard, Suite 500
Boston, MA 02210
SPDRAR